Cover	Aug. 26, 2021
Cover [Abstract]
Entity Registrant Name	Excellerant, Inc.
Entity Central Index Key	0001786119
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 26, 2021
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	333-234796
Entity Tax Identification Number	98-1497791
Entity Address Address Line 1	54 Blvd du Regent
Entity Address City Or Town	Brussels
Entity Address Country	BE
Entity Address Postal Zip Code	1000
City Area Code	322
Local Phone Number	7800118